Shareholder Report, Average Annual Return (Details)						12 Months Ended	24 Months Ended	58 Months Ended	60 Months Ended	92 Months Ended	112 Months Ended	119 Months Ended
	Jun. 30, 2022	Sep. 11, 2019	Nov. 09, 2016	Mar. 11, 2015	Jul. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000152643
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
Average Annual Return, Percent						14.96%			15.33%		12.71%
C000152642
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
Average Annual Return, Percent						15.17%			15.52%		12.86%
C000152645
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
C000152646
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Dividend Sector Plus Fund
C000152644
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Dividend Sector Plus Fund
C000236511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Average Annual Return, Percent						(2.91%)	(2.55%)
C000236512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000236510
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Dynamic Income Fund
C000174412
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HCM Income Plus Fund
Average Annual Return, Percent						15.13%			10.67%	8.49%
C000213465
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HCM Income Plus Fund
C000174413
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Income Plus Fund
C000143207
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HCM Tactical Growth Fund
Average Annual Return, Percent						21.41%			18.48%			12.41%
C000143208
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Tactical Growth Fund
C000143209
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HCM Tactical Growth Fund
C000143210
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HCM Tactical Growth Fund
Without Sales Load [Member] | C000152643
Average Annual Return [Line Items]
Average Annual Return, Percent						22.01%			16.70%		13.43%
Without Sales Load [Member] | C000152642
Average Annual Return [Line Items]
Average Annual Return, Percent						22.18%			16.90%		13.58%
Without Sales Load [Member] | C000152645
Average Annual Return [Line Items]
Average Annual Return, Percent						22.51%			17.23%		13.75%
Without Sales Load [Member] | C000152646
Average Annual Return [Line Items]
Average Annual Return, Percent						22.20%			16.96%		13.61%
Without Sales Load [Member] | C000152644
Average Annual Return [Line Items]
Average Annual Return, Percent						21.28%			16.03%		12.76%
Without Sales Load [Member] | C000236511
Average Annual Return [Line Items]
Average Annual Return, Percent						2.97%	0.38%
Without Sales Load [Member] | C000236512
Average Annual Return [Line Items]
Average Annual Return, Percent						3.14%	0.51%
Without Sales Load [Member] | C000236510
Average Annual Return [Line Items]
Average Annual Return, Percent						2.61%	0.25%
Without Sales Load [Member] | C000174412
Average Annual Return [Line Items]
Average Annual Return, Percent						22.19%			12.00%	9.33%
Without Sales Load [Member] | C000213465
Average Annual Return [Line Items]
Average Annual Return, Percent						22.49%		12.58%
Without Sales Load [Member] | C000174413
Average Annual Return [Line Items]
Average Annual Return, Percent						21.22%			11.18%	8.54%
Without Sales Load [Member] | C000143207
Average Annual Return [Line Items]
Average Annual Return, Percent						28.80%			19.89%			13.09%
Without Sales Load [Member] | C000143208
Average Annual Return [Line Items]
Average Annual Return, Percent						27.90%			18.99%			12.32%
Without Sales Load [Member] | C000143209
Average Annual Return [Line Items]
Average Annual Return, Percent						29.16%			20.13%			13.19%
Without Sales Load [Member] | C000143210
Average Annual Return [Line Items]
Average Annual Return, Percent						28.79%			19.88%			13.07%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%		13.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%		13.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%		13.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%		13.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%		13.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%	0.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%	0.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%	0.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%			(0.23%)	0.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%		(0.60%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%			(0.23%)	0.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%			12.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%			12.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%			12.90%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Average Annual Return, Percent						9.13%			5.92%			3.36%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%	14.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%		15.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%	14.90%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Average Annual Return, Percent						9.13%			5.92%			3.36%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Average Annual Return, Percent						9.13%			5.92%			3.36%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Average Annual Return, Percent						9.13%			5.92%			3.36%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						24.56%			15.05%			12.90%